Turnover and segment information (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Turnover by Segment

Turnover by segment	2019 £m	2018 £m	2017 £m
Pharmaceuticals	17,554	17,269	17,276
Vaccines	7,157	5,894	5,160
Consumer Healthcare	8,995	7,658	7,750
Segment turnover	33,706	30,821	30,186
Corporate and other unallocated turnover	48	—	—

	33,754	30,821	30,186

Segment Profit and Operating Profit

Segment profit	2019 £m	2018 £m	2017 £m
Pharmaceuticals	7,964	8,420	8,667
Pharmaceuticals R&D	(3,369)	(2,676)	(2,740)

Pharmaceuticals, including R&D	4,595	5,744	5,927
Vaccines	2,966	1,943	1,644
Consumer Healthcare	1,874	1,517	1,373

Segment profit	9,435	9,204	8,944
Corporate and other unallocated costs	(463)	(459)	(376)
Other reconciling items between segment profit and operating profit	(2,011)	(3,262)	(4,481)

Operating profit	6,961	5,483	4,087
Finance income	98	81	65
Finance costs	(912)	(798)	(734)
Profit on disposal of interest in associates	—	3	94
Share of after - tax profits of associates and joint ventures	74	31	13

Profit before taxation	6,221	4,800	3,525
Taxation	(953)	(754)	(1,356)

Profit after taxation for the year	5,268	4,046	2,169

Depreciation and amortisation by segment	2019 £m	2018 £m	2017 £m
Pharmaceuticals	606	506	551
Pharmaceuticals R&D	230	123	96

Pharmaceuticals, including R&D	836	629	647
Vaccines	418	395	405
Consumer Healthcare	224	146	135

Segment depreciation and amortisation	1,478	1,170	1,187
Corporate and other unallocated depreciation and amortisation	79	106	144
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	777	580	591

Total depreciation and amortisation	2,334	1,856	1,922
PP&E, intangible asset and goodwill impairment by segment	2019 £m	2018 £m	2017 £m
Pharmaceuticals	137	51	38
Pharmaceuticals R&D	16	15	10

Pharmaceuticals, including R&D	153	66	48
Vaccines	33	5	13
Consumer Healthcare	—	4	10

Segment impairment	186	75	71
Corporate and other unallocated impairment	19	14	3
Other reconciling items between segment impairment and total impairment	621	261	995

Total impairment	826	350	1,069

PP&E and intangible asset impairment reversals by segment
Pharmaceuticals	(6)	(4)	(13)
Pharmaceuticals R&D	—	(1)	(2)

Pharmaceuticals, including R&D	(6)	(5)	(15)
Vaccines	(1)	—	—
Consumer Healthcare	—	—	(1)

Segment impairment reversals	(7)	(5)	(16)
Corporate and other unallocated impairment reversals	(3)	—	—
Other reconciling items between segment impairment reversals and total impairment reversals	(15)	(8)	(36)

Total impairment reversals	(25)	(13)	(52)

Net assets by segment	2019 £m	2018 £m
Pharmaceuticals	1,722	869
Pharmaceuticals R&D	4,503	502

Pharmaceuticals, including R&D	6,225	1,371
Vaccines	8,828	9,966
Consumer Healthcare	26,328	10,559

Segment net operating assets	41,381	21,896
Corporate and other unallocated net operating assets	1,446	1,141

Net operating assets	42,827	23,037
Net debt	(25,215)	(21,621)
Investments in associates and joint ventures	314	236
Derivative financial instruments	335	129
Current and deferred taxation	(270)	1,723
Assets held for sale (excluding cash and cash equivalents)	366	168

Net assets	18,357	3,672

Summary of Geographical Information
Geographical information
The UK is regarded as being the Group’s country of domicile.

Turnover by location of customer	2019 £m	2018 £m	2017 £m
UK	942	923	940
US	13,890	11,982	11,263
Rest of World	18,922	17,916	17,983

External turnover	33,754	30,821	30,186

Non-current assets by location of subsidiary	2019 £m	2018 £m
UK	6,116	6,118
US	19,483	7,540
Rest of World	27,696	20,768

Non-current assets	53,295	34,426

Pharmaceuticals [member]
Statement [LineItems]
Turnover by Product & Service

GSK has reviewed the presentation of its respiratory product sales and from 1 January 2019 is reporting the Ellipta products portfolio and Nucala under the ‘Respiratory’ category and all other respiratory products under ‘Established Pharmaceuticals’. Comparative information has been revised onto a consistent basis.

Pharmaceuticals turnover by therapeutic area	2019 £m	2018 (revised) £m	2017 (revised) £m
Respiratory	3,081	2,612	1,930
HIV	4,854	4,722	4,350
Immuno-inflammation	613	472	377
Oncology	230	—	—
Established Pharmaceuticals	8,776	9,463	10,619

	17,554	17,269	17,276

Vaccines [member]
Statement [LineItems]
Turnover by Product & Service
Vaccines turnover by category	2019 £m	2018 £m	2017 £m
Meningitis	1,018	881	890
Influenza	541	523	488
Shingles	1,810	784	22
Established Vaccines	3,788	3,706	3,760

	7,157	5,894	5,160

Consumer Healthcare [member]
Statement [LineItems]
Turnover by Product & Service

Consumer Healthcare turnover by category	2019 £m	2018 £m	2017 £m
Wellness	4,526	3,940	4,001
Oral health	2,673	2,496	2,466
Nutrition	1,176	643	680
Skin health	620	579	603

	8,995	7,658	7,750